Note 8 Financial instruments level 3 Changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022 [1]	Dec. 31, 2021
Assets [member]
Financial instruments level 3 Changes in the year [Line Items]
Financial instruments level 3 total		€ 3,931	[1]	€ 5,301	€ 2,984
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, assets	[2]	(7)		289	338
Changes in fair value not recognized in profit and loss		21		(62)	(47)
Acquisitions disposals and liquidations	[3]	27		(783)	2,531
Net transfers to level 3		289		(750)	(436)
Exchange differences and others		3		(64)	(69)
Financial instruments level 3 total		4,264		3,931	5,301	[1]
Liabilities [member]
Financial instruments level 3 Changes in the year [Line Items]
Financial instruments level 3 total		2,743	[1]	2,054	1,902
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities	[2]	113		(131)	143
Changes in fair value not recognized in profit and loss		(1)		14	(10)
Acquisitions disposals and liquidations	[3]	374		782	156
Net transfers to level 3		204		74	(80)
Exchange differences and others		34		(50)	(56)
Financial instruments level 3 total		€ 3,467		€ 2,743	€ 2,054	[1]

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]
(2) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2023, 2022 and 2021. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

[3]
(3) Of which, in 2021, the assets roll forward is comprised of €2,742 million of acquisitions and €211 million of disposals. The liabilities roll forward is comprised of €213 million of acquisitions and €57 million of sales.